Deposits from central banks and credit institutions - Schedule of deposits from central banks and credit institutions (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deposits [Line Items]
Financial liabilities held for trading	€ 115,185	€ 79,469	€ 81,167
Financial liabilities designated at fair value through profit or loss	55,947	32,733	48,038
Financial liabilities at amortized cost	1,423,858	1,349,169	1,248,188
Euro
Deposits [Line Items]
Total financial liabilities	65,133	107,908	104,499
Pound sterling
Deposits [Line Items]
Total financial liabilities	35,357	42,451	23,339
US dollar
Deposits [Line Items]
Total financial liabilities	30,924	24,012	26,581
Brazilian real
Deposits [Line Items]
Total financial liabilities	14,195	11,297	12,356
Other currencies
Deposits [Line Items]
Total financial liabilities	19,176	15,521	17,904
Central banks and Credit institutions
Deposits [Line Items]
Total financial liabilities	164,785	201,189	184,679
Central banks
Deposits [Line Items]
Financial liabilities held for trading	5,757	1,038	0
Financial liabilities designated at fair value through profit or loss	1,740	607	2,490
Financial liabilities at amortized cost	76,952	139,757	112,804
Total financial liabilities	84,449	141,402	115,294
Central banks | Deposits on demand
Deposits [Line Items]
Total financial liabilities	0	10	10
Central banks | Time deposits
Deposits [Line Items]
Total financial liabilities	72,320	134,439	108,090
Central banks | Reverse repurchase agreements
Deposits [Line Items]
Total financial liabilities	12,129	6,953	7,194
Credit institutions
Deposits [Line Items]
Financial liabilities held for trading	9,796	6,488	0
Financial liabilities designated at fair value through profit or loss	1,958	1,064	6,765
Financial liabilities at amortized cost	68,582	52,235	62,620
Total financial liabilities	80,336	59,787	69,385
Credit institutions | Deposits on demand
Deposits [Line Items]
Total financial liabilities	6,808	6,139	5,727
Credit institutions | Time deposits
Deposits [Line Items]
Total financial liabilities	49,221	37,332	43,308
Credit institutions | Reverse repurchase agreements
Deposits [Line Items]
Total financial liabilities	24,245	16,198	20,179
Credit institutions | Subordinated liabilities
Deposits [Line Items]
Total financial liabilities	€ 62	€ 118	€ 171